Business Combinations - Summary of Acquisition of SPIL (Detail) - Siliconware Precision Industries Co., Ltd. [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	May 31, 2018
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the assembly, testing and turnkey services of integrated circuits.
Date of Acquisition	Apr. 30, 2018
Proportion of Voting Equity Interests Acquired	100.00%	100.00%	100.00%
Consideration Transferred	$ 5,502,796	$ 168,440,585